Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets
Cost	$ 753	$ 759
Accumulated amortization	(214)	(173)
Net book value	539	586
E&T contracts
Finite-Lived Intangible Assets
Cost	26	27
Accumulated amortization	(16)	(15)
Net book value	10	12
Electricity service agreements
Finite-Lived Intangible Assets
Cost	0	9
Accumulated amortization	0	(8)
Net book value	0	1
Energy services relationships
Finite-Lived Intangible Assets
Cost	90	91
Accumulated amortization	(45)	(27)
Net book value	45	64
Software
Finite-Lived Intangible Assets
Cost	304	304
Accumulated amortization	(133)	(102)
Net book value	171	202
Land rights
Finite-Lived Intangible Assets
Cost	1	1
Accumulated amortization	0	0
Net book value	1	1
Commodity contracts
Finite-Lived Intangible Assets
Cost	332	327
Accumulated amortization	(20)	(21)
Net book value	$ 312	$ 306